LS Theta Fund
SUMMARY SECTION LS Theta Fund
Investment Objective
The investment objective of the LS Theta Fund (the “Fund”) is to seek to generate current income with a low correlation to the risks and returns of major market indices.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LS Theta Fund - USD ($)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%
Wire Fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LS Theta Fund		Investor Class	Institutional Class
Management fees	[1]	1.00%	1.00%
Distribution (Rule 12b-1) fees	[1]	0.25%	none
Shareholder service fees	[1]	0.02%	0.02%
All other expenses	[1]	1.45%	1.45%
Other Expenses	[1]	1.47%	1.47%
Total annual fund operating expenses	[1]	2.72%	2.47%
Fees waived and/or expenses reimbursed	[1],[2]	(1.22%)	(1.22%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.50%	1.25%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - LS Theta Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	153	729	1,331	2,962
Institutional Class	127	653	1,205	2,714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by selling listed weekly put options on U.S. equity indices, U.S. exchange-traded funds (“ETFs”), and common stock of U.S. issuers across any market capitalization. The equity indices on which the Fund sells put options will primarily reflect the general U.S. equity market. The ETFs on which the Fund sells put options will primarily seek to track various benchmark indices which include but are not limited to different asset classes such as equities and fixed income. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying instrument at a specified exercise price. Put options are among the types of instruments commonly referred to as derivatives. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected. The potential returns of the Fund generated by such investments are generally limited to the amount of option premiums the Fund receives. While the Fund’s adviser expects that the Fund will primarily write weekly put options (i.e., options that expire at 4 p.m. (Eastern Time) every Friday of every week), the Fund reserves the right to utilize options of various expirations.

The Fund focuses primarily on equity index options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities). However, the Fund reserves the right to use options which offer American settlement (i.e., options can be exercised any time prior to their expiration date) which may allow delivery of underlying stock.

The Fund will segregate cash or other liquid assets (for example, Treasury Bills, money market fund shares, etc.) in an amount equal to the Fund’s obligations under each put option sold by the Fund so that each option sold will be secured, or “covered”. The Fund’s adviser intends to limit the use of leverage by ensuring that the aggregate value of the underlying securities (as measured by the strike price of the puts) of the put options sold will not exceed the Fund’s total net assets.

The Fund’s adviser employs a disciplined portfolio construction process that relies on guidelines to govern capital allocations based on a quantitative methodology designed by the Fund’s adviser to measure the perceived risk of the broad U.S. equity market. In making this determination, the Fund’s adviser considers various factors including but not limited to the overall volatility (rate of change) in the markets. The Fund’s adviser bases allocation decisions among the various indices, ETFs and common stock on a combination of quantitative risk measures and a qualitative assessment of potential risk/reward scenarios, with the ultimate goals of dampening volatility in the Fund’s portfolio and maintaining adequate portfolio diversification while achieving the Fund’s targeted return potential. The Fund’s adviser evaluates the metrics associated with the valuation of options, including volatility, time to expiration and the relationship of the exercise price to the prevailing market price of the index, ETF or common stock. There can be no guarantee that the strategy of the Fund’s adviser will be successful in this regard.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

•	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Equity Risk. The value of certain put options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers participate, or factors relating to specific companies.

•	Put Option Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments in the underlying instrument. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying instruments.

•	Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

•	Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•	ETF Risk. The value of certain put options sold by the Fund is based on the value of the ETFs underlying such options. Accordingly, the Fund is exposed to ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. An ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

•	Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.lsthetafund.com, or by calling the Fund at 844-854-7843. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

The year-to-date return for the Fund as of March 31, 2017 was 1.67%.

Institutional Class Shares
Highest Calendar Quarter Return at NAV	2.36%	Quarter Ended 06/30/2015
Lowest Calendar Quarter Return at NAV	(0.88)%	Quarter Ended 12/31/2015

Average Annual Total Returns (for Periods Ended December 31, 2016)
Average Annual Total Returns - LS Theta Fund		1 Year	Since Inception	Inception Date
Investor Class		5.77%	2.38%	Mar. 31, 2014
Institutional Class		6.05%	2.63%	Mar. 31, 2014
Institutional Class | After Taxes on Distributions	[1]	5.53%	2.08%	Mar. 31, 2014
Institutional Class | After Taxes on Distributions and Sales	[1]	3.70%	1.91%	Mar. 31, 2014
CBOE S&P 500 One-Week PutWrite Index (Reflects No Deductions for Fees, Expenses or Taxes)		7.65%	2.93%	Mar. 31, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.